Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management [Line Items]
Exposure to currency risk

The Group’s exposure to foreign currency risk based on notional amounts as of December 31, 2022 and 2023 are as follows:

(In millions)	December 31, 2022
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,040	228	1,984	25	1	1	151,912
Deposits in banks	69	—	8,888	—	—	—	—
Trade accounts and notes receivable	1,725	103	703	—	—	—	—
Other accounts receivables	26	114	253	10	21	—	15,800
Other assets denominated in foreign currencies	30	191	82	7	—	—	11,353
Trade accounts and notes payable	(1,824)	(4,987)	(1,306)	—	—	—	(478,926)
Other accounts payable	(565)	(19,084)	(1,711)	(8)	(10)	—	(2,681,508)
Financial liabilities	(4,846)	—	(20,569)	—	—	—	—
	(4,345)	(23,435)	(11,676)	34	12	1	(2,981,369)

Cross currency interest rate swap contracts (*)	2,430	—	—	—	—	—	—
Net exposure	(1,915)	(23,435)	(11,676)	34	12	1	(2,981,369)

(In millions)	December 31, 2023
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,074	654	1,695	38	2	1	226,342
Deposits in banks	—	—	7,411	—	—	—	—
Trade accounts and notes receivable	2,442	—	430	—	(2)	—	—
Other accounts receivables	6	186	294	20	—	—	13,969
Other assets denominated in foreign currencies	23	188	34	7	—	—	13,146
Trade accounts and notes payable	(1,721)	(9,837)	(1,765)	—	2	—	(740,674)
Other accounts payable	(545)	(14,589)	(2,151)	(6)	(5)	—	(1,309,118)
Financial liabilities	(4,068)	—	(25,336)	—	—	—	—
Advances received	(1,200)	—	—	—	—	—	—
	(3,989)	(23,398)	(19,388)	59	(3)	1	(1,796,335)

Cross currency interest rate swap contracts(*1)	1,930	—	345	—	—	—	—
Forward exchange contracts(*2)	1,200	—	—	—	—	—	—
Net exposure	(859)	(23,398)	(19,043)	59	(3)	1	(1,796,335)

Average Exchange Rates Applied during Reporting Periods

Average exchange rates applied for the years ended December 31, 2021, 2022 and 2023 and the exchange rates at December 31, 2022 and 2023 are as follows:

(In won)
	Average rate (year-to-date)				Reporting date spot rate
	2021		2022	2023	December 31, 2022	December 31, 2023
USD	₩	1,144.10	1,291.15	1,306.12	1,267.30	1,289.40
JPY		10.42	9.85	9.32	9.53	9.13
CNY		177.36	191.60	184.28	181.44	180.84
TWD		40.99	43.36	41.94	41.27	41.98
EUR		1,353.25	1,357.29	1,412.67	1,351.20	1,426.59
PLN		296.51	289.78	311.36	288.70	329.11
VND		0.0499	0.0551	0.0548	0.0537	0.0532

Interest Rate Risk

The interest rate profile of the Group’s interest-bearing financial instruments as of December 31, 2022 and 2023 is as follows:

(In millions of won)
	December 31, 2022		December 31, 2023
Fixed rate instruments
Financial assets	₩	3,547,256	3,163,490
Financial liabilities		(6,025,365)	(6,333,238)
	₩	(2,478,109)	(3,169,748)
Variable rate instruments
Financial liabilities	₩	(8,966,045)	(10,195,891)

Maximum Exposure to Credit Risk of Financial Assets

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2022 and 2023 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2023
Financial assets carried at amortized cost
Cash equivalents	₩	1,823,573	2,257,519
Deposits in banks		1,722,618	905,982
Trade accounts and notes receivable, net		2,358,914	3,218,093
Non-trade receivables		146,921	112,739
Accrued income		22,505	14,246
Deposits		26,586	18,378
Loans		88,868	59,884
Lease receivables		11,058	4,130
	₩	6,201,043	6,590,971
Financial assets at fair value through profit or loss
Convertible securities	₩	1,797	3,127
Derivatives		230,080	169,703
	₩	231,877	172,830
	₩	6,432,920	6,763,801

Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments

The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2022 and 2023.

			2022
(In millions of won)			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	₩	13,542,664	14,674,463	4,329,345	1,266,247	3,135,925	5,591,303	351,643
Bonds		1,448,746	1,570,630	338,815	16,956	400,764	727,752	86,343
Trade accounts and notes payable		4,061,684	4,061,684	3,523,098	538,586	—	—	—
Other accounts payable		2,307,190	2,309,929	2,231,832	78,097	—	—	—
Other accounts payable (enterprise procurement cards) (*)		935,739	935,739	935,739	—	—	—	—
Long-term other accounts payable		435,232	508,194	—	—	103,450	245,064	159,680
Security deposits received		146,788	191,735	—	2,262	8,463	181,010	—
Lease liabilities		72,788	77,803	26,733	16,995	18,552	10,743	4,780
Derivative financial liabilities
Derivatives	₩	47,408	29,418	(1,637)	10,741	3,024	17,290	—
	₩	22,998,239	24,359,595	11,383,925	1,929,884	3,670,178	6,773,162	602,446
(*) Represents liabilities payable to credit card companies for utility expenses and others paid using enterprise procurement cards. The Group presented the payable to credit card companies as other accounts payable and disclosed related cash flows as operating activities since the Group is using the enterprise procurement cards through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no security is provided.
Summary of Other Accounts Payable	Change in liabilities related to procurement cards for the year ended December 31, 2022 is as follows:

(In millions of won)
	January 1, 2022		Change (Cash flows from operation activities)	December 31, 2022
Other accounts payable (enterprise procurement cards)	₩	1,074,089	(138,350)	935,739

Summary of Capital Management

(In millions of won)
	December 31, 2022		December 31, 2023
Total liabilities	₩	24,366,792	26,988,754
Total equity		11,319,227	8,770,544
Cash and deposits in banks(*1)		3,547,256	3,163,493
Borrowings (including bonds)		14,991,410	16,529,129
Total liabilities to equity ratio		215%	308%
Net borrowings to equity ratio(*2)		101%	152%

(*1) Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.

(*2) Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities and others) less cash and current deposits in banks by total equity.

26.
Financial Risk Management, Continued

Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2022 and 2023 are as follows:

(In millions of won)
	December 31, 2022			December 31, 2023
	Carrying amounts		Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	₩	1,824,649	(*)	2,257,522	(*)
Deposits in banks		1,722,618	(*)	905,982	(*)
Trade accounts and notes receivable		2,358,914	(*)	3,218,093	(*)
Non-trade receivables		146,921	(*)	112,739	(*)
Accrued income		22,505	(*)	14,246	(*)
Deposits		26,586	(*)	18,378	(*)
Loans		88,868	(*)	59,884	(*)
Lease receivables		11,058	(*)	4,130	(*)
Financial assets at fair value through profit or loss
Equity instruments	₩	96,064	96,064	87,027	87,027
Convertible securities		1,797	1,797	3,127	3,127
Derivatives		230,080	230,080	169,703	169,703
Financial liabilities at fair value through profit or loss
Derivatives	₩	47,408	47,408	63,526	63,526
Financial liabilities effective for fair value hedging
Derivatives	₩	—	—	36,052	36,052
Financial liabilities carried at amortized cost
Borrowings	₩	13,542,664	13,521,494	15,040,986	15,101,258
Bonds		1,448,746	1,377,696	1,488,143	1,479,725
Trade accounts and notes payable		4,061,684	(*)	4,175,064	(*)
Other accounts payable		3,678,161	(*)	3,276,810	(*)
Security deposits received		146,788	(*)	153,370	(*)
Lease liabilities		72,788	(*)	73,364	(*)

(*) Excluded from disclosures as the carrying amount approximates fair value.

Fair Value Hierarchy Classifications,Valuation Techniques and Inputs of Financial Instruments Measured at Fair Value

(In millions of won)	December 31, 2022
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Financial assets at fair value through profit or loss
Equity instruments	₩	—	—	96,064	Discounted cash flow, etc.	Discount rate and Estimated cash flow, etc.
Convertible securities		—	—	1,797	Blended discount model and binominal option pricing model	Discount rate, stock price and volatility
Derivatives		—	230,080	—	Discounted cash flow	Discount rate and Exchange rate
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	47,408	—	Discounted cash flow	Discount rate and Exchange rate

(In millions of won)	December 31, 2023
	Level 1		Level 2	Level 3	Valuation technique	Input
Financial assets at fair value through profit or loss
Equity instruments	₩	—	—	87,027	Discounted cash flow, etc.	Discount rate and Estimated cash flow, etc.
Convertible securities		—	—	3,127	Blended discount model and binominal option pricing model	Discount rate, stock price and volatility
Derivatives		—	169,703	—	Discounted cash flow	Discount rate and Exchange rate
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	63,526	—	Discounted cash flow	Discount rate and Exchange rate
Financial liabilities effective for fair value hedging
Derivatives	₩	—	36,052	—	Discounted cash flow	Discount rate and Exchange rate

Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value

Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2022 and December 31, 2023 are as follows:

(In millions of won)	December 31, 2022
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	₩	—	—	13,521,494	Discounted cash flow	Discount rate
Bonds		—	—	1,377,696	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2023
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	₩	—	—	15,101,258	Discounted cash flow	Discount rate
Bonds		—	—	1,479,725	Discounted cash flow	Discount rate

iv)
The interest rates applied for determination of the above fair value as of December 31, 2022 and 2023 are as follows:

	December 31, 2022	December 31, 2023
Borrowings, bonds and others	5.11~6.68%	4.60~5.02%

Changes in Financial Assets Classified as Level 3 of Fair Value Measurements
v)
There is no transfer between Level 1, Level 2 and Level 3 for the years ended December 31, 2023, and the changes in financial assets classified as Level 3 of fair value measurements for the years ended December 31, 2022 and 2023 are as follows:

(In millions of won)
Classification	January 1, 2022		Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	Replacement	December 31, 2022
Equity securities	₩	48,805	27,261	(775)	6,248	2,720	11,805	96,064
Convertible securities		2,758	—	—	224	—	(1,185)	1,797

(In millions of won)
Classification	January 1, 2023		Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	December 31, 2023
Equity securities	₩	96,064	3,286	(414)	(13,315)	1,406	87,027
Convertible securities		1,797	1,329	—	41	(40)	3,127

Net Gains and Losses by Category of Financial Instruments

The net gains and losses by category of financial instruments as of December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021
	Financial assets at amortized cost	Financial liabilities at amortized cost	Financial assets at FVTPL	Financial liabilities at FVTPL	Other financial instruments (*)	Total
Interest income	₩ 88,888	-	-	-	-	88,888
Interest expense	-	(418,674)	-	(15,415)	-	(434,089)
Foreign currency differences	668,140	(848,072)	-	(70,249)	-	(250,181)
(Reversal of) Bad debt expense	(273)	-	-	-	-	(273)
Gain or loss on disposal	(4,877)	-	(1,242)	-	-	(6,119)
Gain or loss on valuation	-	(250)	5,808	(68,421)	-	(62,863)
Gain or loss on derivative	-	-	-	-	221,292	221,292
Others	-	-	-	(14)	-	(14)
	₩ 751,878	(1,266,996)	4,566	(154,099)	221,292	(443,359)

(*) Other financial instruments exclude cash flow hedging derivatives.

(In millions of won)
	2022
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial liabilities at FVTPL	Derivatives (*)	Total
Interest income	₩	85,624	—	—	—	—	85,624
Interest expense		—	(403,415)	—	(11,106)	—	(414,521)
Foreign currency differences		1,061,416	(946,650)	—	(105,492)	—	9,274
Reversal of bad debt expense		569	—	—	—	—	569
Gain or loss on disposal		(37,087)	—	171	(2,672)	—	(39,588)
Gain or loss on valuation		—	—	6,473	220,240	—	226,713
Gain or loss on derivative		—	—	—	—	177,130	177,130
Others		—	—	—	(43)	—	(43)
	₩	1,110,522	(1,350,065)	6,644	100,927	177,130	45,158

(*) Other financial instruments exclude cash flow hedging derivatives.

(In millions of won)
	2023
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives	Total
Interest income	₩	134,664	—	—	—	—	134,664
Interest expense		—	(723,429)	—	—	—	(723,429)
Foreign currency differences		108,546	(176,376)	—	—	(36,052)	(103,882)
Reversal of bad debt expense		181	—	—	—	—	181
Gain or loss on disposal		(48,600)	(167)	132	(329)	—	(48,964)
Gain or loss on valuation		—	—	(13,274)	—	—	(13,274)
Gain or loss on derivative		—	—	—	—	102,116	102,116
	₩	194,791	(899,972)	(13,142)	(329)	66,064	(652,588)

Currency risk [member]
Financial Risk Management [Line Items]
Sensitivity Analysis for Each Type of Market Risk

A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2022 and 2023, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)
	December 31, 2022			December 31, 2023
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	₩	(114,317)	(23,215)	(68,615)	44,361
JPY (5 percent weakening)		(8,614)	(8,541)	(8,160)	(8,480)
CNY (5 percent weakening)		(105,926)	(5)	(172,198)	(2)
TWD (5 percent weakening)		68	3	122	9
EUR (5 percent weakening)		896	(281)	(208)	(52)
PLN (5 percent weakening)		11	11	8	8
VND (5 percent weakening)		(6,161)	(6,161)	(3,683)	(3,683)

Interest rate risk [Member]
Financial Risk Management [Line Items]
Sensitivity Analysis for Each Type of variable rate instruments

(In millions of won)
	Equity			Profit or loss
	1%p increase		1%p decrease	1%p increase	1%p decrease
December 31, 2022
Variable rate instruments (*)	₩	(49,885)	49,885	(49,885)	49,885

December 31, 2023
Variable rate instruments (*)	₩	(56,829)	56,829	(56,829)	56,829

(*) Financial instruments related to non-hedging interest rate swap are excluded from the calculation.